Business Acquisitions - Fair Value of Net Assets Acquired, AOD (Details) - Asia Offshore Drilling $ in Millions	Mar. 25, 2013 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1
Current assets	1
Drilling units	633
Non-current assets	633
Construction obligation	(316)
Other current liabilities	(8)
Current liabilities	(324)
Non-current liabilities	0
Net assets acquired	310
Net book value of equity investment	185
Fair value of previously held equity investment	195
Gain on re-measurement of previously held equity investment	10
Fair value of establishment of non-controlling interest	100
Bargain purchase
Fair value of establishment of non-controlling interest	100
Fair value of previously held equity investment	195
Fair value of the consideration received	295
Gain on bargain purchase	$ 15